Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Hilton Resorts Corporation HGV Depositor LLC 5323 Millenia Lakes Boulevard, Suite 400 Orlando, Florida 32839	18 July 2023

Re:	Hilton Grand Vacations Trust 2023-1 (the “Issuer”)

Timeshare Loan-Backed Notes, Series 2023-1 (the “Notes”)

Sample Timeshare Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by Hilton Resorts Corporation (the “Seller”), HGV Depositor LLC (the “Depositor”), Deutsche Bank Securities Inc. (“Deutsche Bank Securities”), BofA Securities, Inc. (“BofA Securities”), Barclays Capital Inc. (“Barclays”), MUFG Securities Americas Inc. (“MUFG”), Wells Fargo Securities, LLC (“Wells Fargo Securities”) and Atlas SP Securities, a division of Apollo Global Securities, LLC (“ATLAS SP,” together with the Seller, Depositor, Deutsche Bank Securities, BofA Securities, Barclays, MUFG and Wells Fargo Securities, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to a pool of (a) mortgage loans each secured by a first mortgage or first deed of trust on a fractional real property interest in one or more residential units or dwellings at a timeshare resort and (b) loans secured by a membership interest described in a membership certificate issued by a timeshare association (together, the “Timeshare Loans”) relating to the Issuer’s securitization transaction. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Seller, on behalf of the Depositor, provided us with, or instructed us to obtain, as applicable:

a.	Electronic data files:

i.	Labeled “Combined Eligible Pool for 2023-1 05312023.xlsx” with:

(1)

A tab labeled “Eligible Loans - HGV” and the corresponding record layout and decode information, as applicable (the “Initial Preliminary Hilton Data File”), that the Seller, on behalf of the Depositor, indicated contains information relating to (a) mortgage loans each secured by a first mortgage or first deed of trust on a fractional real property interest in one or more residential units or dwellings at a timeshare resort or (b) loans secured by a membership interest described in a membership certificate issued by a timeshare association (together, the “Preliminary Hilton Timeshare Loans”) as of 31 May 2023 (the “Preliminary Cut-Off Date”) and

(2)

A tab labeled “Eligible Loans - DRI” and the corresponding record layout and decode information, as applicable (the “Initial Preliminary Diamond Data File,” together with the Initial Preliminary Hilton Data File, the “Provided Initial Preliminary Data Files”) that the Seller, on behalf of the Depositor, indicated contains information relating to (a) mortgage loans each secured by a first mortgage or first deed of trust on a fractional real property interest in one or more residential units or dwellings at a timeshare resort or (b) loans secured by a membership interest described in a membership certificate issued by a timeshare association (together, the “Preliminary Diamond Timeshare Loans”) as of the Preliminary Cut-Off Date that the Seller, on behalf of the Depositor, indicated that, together with the Preliminary Hilton Timeshare Loans, are expected to be representative of the Timeshare Loans and

ii.

Labeled “Copy of Combined Eligible Pool for 2023-1 05312023.xlsx” with a tab labeled “Eligible Loans - DRI” and the corresponding record layout and decode information, as applicable (the “Preliminary Diamond Data File,” together with the Provided Initial Preliminary Data Files, the “Provided Preliminary Data Files”) that the Seller, on behalf of the Depositor, indicated contains information relating to Preliminary Diamond Timeshare Loans as of the Preliminary Cut-Off Date,

b.	Imaged copies of:

i.

The promissory note, purchase agreement, purchase and security agreement, purchase proposal, truth in lending disclosure and/or other related documents (collectively and as applicable, the “Hilton Note”),

ii.	Certain printed screen shots and payment histories from the Seller’s servicing system (the “Hilton System Screen Shots”) and

iii.	The credit score certification, as applicable (the “Hilton Credit Score Certification,” collectively with the Hilton Note and Hilton System Screen Shots, the “Hilton Source Documents”)

that the Seller, on behalf of the Depositor, indicated relate to each Hilton Sample Timeshare Loan (as defined in Attachment A), as applicable,

c.	Imaged copies of:

i.

The promissory note, purchase agreement, purchase and security agreement, purchase proposal, truth in lending disclosure and/or other related documents (collectively and as applicable, the “Diamond Note”),

ii.	Certain printed screen shots and payment histories from the Seller’s servicing system (the “Diamond System Screen Shots”) and

iii.

The credit report, credit score document and/or other related documents, as applicable (the “Diamond Credit Report,” together with the Diamond Note and Diamond System Screen Shots, the “Diamond Source Documents,” together with the Hilton Source Documents, the “Source Documents”)

that the Seller, on behalf of the Depositor, indicated relate to each Diamond Sample Timeshare Loan (as defined in Attachment A), as applicable,

d.

Certain schedules and the corresponding record layout and decode information, as applicable (the “Diamond Loan ID and Borrower Information Mapping Schedules”), that the Seller, on behalf of the Depositor, indicated contain certain information relating to the identification of any previously originated loans of the borrower (“the “Prior Diamond Loans”) corresponding to certain Diamond Sample Timeshare Loans, as applicable,

e.	The list of relevant characteristics (the “Hilton Sample Characteristics”) on the Preliminary Hilton Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A, and

f.

The list of relevant characteristics (the “Diamond Sample Characteristics,” together with the Hilton Sample Characteristics, the “Sample Characteristics”) on the Preliminary Diamond Data File, which is shown on Exhibit 2 to Attachment A, and

g.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, certain information contained on the Preliminary Hilton Data File and Preliminary Diamond Data File is collectively, the “Subject Matter” as of the date of this report.

The procedures included in Attachment A were limited to comparing, recalculating or observing, as applicable, certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Provided Preliminary Data Files, Source Documents, Diamond Loan ID and Borrower Information Mapping Schedules, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Provided Initial Preliminary Data Files, Source Documents, Diamond Loan ID and Borrower Information Mapping Schedules or any other information provided to us by the Seller, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Preliminary Hilton Timeshare Loans, Preliminary Diamond Timeshare Loans or Timeshare Loans, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Seller, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Timeshare Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Timeshare Loans,

iii.	Whether the originator(s) of the Timeshare Loans complied with federal, state or local laws or regulations or

iv.

Any other factor or characteristic of the Timeshare Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 - Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

18 July 2023

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.

As instructed by the Seller, on behalf of the Depositor, we randomly selected a sample of 75 Preliminary Hilton Timeshare Loans from the Initial Preliminary Hilton Data File (the “Hilton Sample Timeshare Loans”). For the purpose of this procedure, the Seller, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Hilton Sample Timeshare Loans or the methodology they instructed us to use to select the Hilton Sample Timeshare Loans from the Initial Preliminary Hilton Data File.

For the purpose of the procedures described in this report, the 75 Hilton Sample Timeshare Loans are referred to as Sample Timeshare Loan Numbers 1 through 75.

2.

As instructed by the Seller, on behalf of the Depositor, we appended the information for each Preliminary Hilton Timeshare Loan on the Initial Preliminary Hilton Data File with the corresponding normal payment amount (the “Normal Payment Amount”), which the Seller, on behalf of the Depositor, instructed us to calculate as the sum of the:

a.	Principal & interest payment and

b.	Service fee,

both as shown on the Initial Preliminary Hilton Data File.

The Initial Preliminary Hilton Data File, as adjusted is hereinafter referred to as the “Preliminary Hilton Data File.”

3.

For each Hilton Sample Timeshare Loan, we compared the Hilton Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Hilton Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Source Documents, subject to the instructions, assumptions and methodologies provided to us by the Seller, on behalf of the Depositor, described in the note(s) to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Seller, on behalf of the Depositor, to use for each Hilton Sample Characteristic are shown on Exhibit 1 to Attachment A. All such compared information was found to be in agreement.

4.

As instructed by the Seller, on behalf of the Depositor, we randomly selected a sample of 75 Preliminary Diamond Timeshare Loans from the Initial Preliminary Diamond Data File (the “Diamond Sample Timeshare Loans,” together with the Hilton Sample Timeshare Loans, the “Sample Timeshare Loans”). For the purpose of this procedure, the Seller, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Diamond Sample Timeshare Loans or the methodology they instructed us to use to select the Diamond Sample Timeshare Loans from the Initial Preliminary Diamond Data File.

For the purpose of the procedures described in this report, the 75 Diamond Sample Timeshare Loans are referred to as Sample Timeshare Loan Numbers 76 through 150.

Attachment A Page 2 of 2

5.

For each Preliminary Diamond Timeshare Loan on the Initial Preliminary Diamond Data File and Preliminary Diamond Data File, we compared the contract number (the “Contract Number”), as shown on the Initial Preliminary Diamond Data File, to the corresponding Contract Number, as shown on the Preliminary Diamond Data File, and noted that:

a.	All of the Preliminary Diamond Timeshare Loans (including the Diamond Sample Timeshare Loans) were included on both the Initial Preliminary Diamond Data File and Preliminary Diamond Data File and

b.	No other timeshare loans other than the Preliminary Diamond Timeshare Loans were included on the Initial Preliminary Diamond Data File or Preliminary Diamond Data File.

6.

For each Diamond Sample Timeshare Loan, we compared the Diamond Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Diamond Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided to us by the Seller, on behalf of the Depositor, described in the note(s) to Exhibit 2 to Attachment A. The Source Document(s) that we were instructed by the Seller, on behalf of the Depositor, to use for each Diamond Sample Characteristic are shown on Exhibit 2 to Attachment A. Except for the information described in the succeeding paragraph of this Item, all such compared information was found to be in agreement.

There were eight Diamond Sample Timeshare Loans with a wrap payment Diamond Sample Characteristic value, as shown on the Preliminary Diamond Data File, that did not agree to the value as shown on the Diamond System Screen Shots. The Seller, on behalf of the Depositor, indicated that this was due to a scripting error in the Seller’s servicing system which was used to create the Preliminary Diamond Data File. The Seller, on behalf of the Depositor, indicated such scripting error is being corrected. We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by the Seller, on behalf of the Depositor that is described in this second paragraph of this Item.

Exhibit 1 to Attachment A

Hilton Sample Characteristics and Source Documents

Hilton	Preliminary Hilton
Sample Characteristic	Data File Field Name	Source Document(s)	Note(s)
Loan ID	Loan ID	Hilton Note	i.

Borrower state	Borrower State	Hilton Note or Hilton System	ii., iii., iv.
Screen Shots

Property	Property Cd	Hilton Note	iii.

Sales price	Sales Price	Hilton Note	iii.

Equity transferred	Contr Equity Amount	Hilton Note	iii., v.

Original term	Original Term	Hilton Note	iii.

Date of sale	Contr Date Sold	Hilton Note	iii.

Cash down payment	Cash Down Payment	Hilton Note and recalculation	iii., vi.

Original balance	Original Amt	Hilton Note	iii.

Interest rate	Interest Rate	Hilton Note	iii., vii.

Maturity date	Maturity Date	Hilton Note or Hilton System Screen Shots	ii., iii., viii.

Principal & interest payment	Principal & Interest Payment	Hilton Note	iii., ix.

Normal payment amount	Normal Payment Amount	Hilton Note and recalculation	iii., x.

Next payment date	Due Date	Hilton System Screen Shots

Current balance	Principal Bal	Hilton System Screen Shots

Original credit score (high)	High Score	Credit Score Certification	xi.

Exhibit 1 to Attachment A

Notes:

i.	For identification purposes only.

ii.

For the purpose of comparing the indicated Hilton Sample Characteristics for each Hilton Sample Timeshare Loan, the Seller, on behalf of the Depositor, instructed us to note agreement if the value on the Preliminary Hilton Data File agreed with the corresponding information on at least one of the indicated Source Documents (and in accordance with any other applicable note(s)). We performed no procedures to reconcile any differences that may exist between the various Source Documents for the indicated Hilton Sample Characteristics.

iii.

For the purpose of comparing the indicated Hilton Sample Characteristics for each Hilton Sample Timeshare Loan for which the Seller, on behalf of the Depositor, provided us with more than one Hilton Note, the Seller, on behalf of the Depositor, instructed us to note agreement if the value on the Preliminary Hilton Data File agreed with the corresponding information on at least one of the Hilton Notes. We performed no procedures to reconcile any differences that may exist between the Hilton Notes for the indicated Hilton Sample Characteristics.

iv.

For the purpose of comparing the borrower state Hilton Sample Characteristic for each Hilton Sample Timeshare Loan, the Seller, on behalf of the Depositor, instructed us not to compare the borrower state Hilton Sample Characteristic for Hilton Sample Timeshare Loans that have a borrower state value of <blank>, as shown on the Preliminary Hilton Data File.

v.

For the purpose of comparing the equity transferred Hilton Sample Characteristic for each Hilton Sample Timeshare Loan, the Seller, on behalf of the Depositor, instructed us to note agreement with an equity transferred value of “0,” as shown on the Preliminary Hilton Data File, if the equity transferred value is <blank>, as shown on the Hilton Note (and in accordance with any other applicable note(s)).

vi.

For the purpose of comparing the cash down payment Hilton Sample Characteristic for each Hilton Sample Timeshare Loan, the Seller, on behalf of the Depositor, instructed us to recalculate the cash down payment as the sum of:

a.	The difference between the:

i.	Total down payment and

ii.	Closing costs and

b.	The balance down payment, as applicable,

all as shown on the Hilton Note (and in accordance with any other applicable note(s)).

Exhibit 1 to Attachment A

Notes: (continued)

vii.

For the purpose of comparing the interest rate Hilton Sample Characteristic for each Hilton Sample Timeshare Loan, the Seller, on behalf of the Depositor, instructed us to ignore absolute differences of 0.01% or less.

viii.

For the purpose of comparing the maturity date Hilton Sample Characteristic for each Hilton Sample Timeshare Loan (except for Sample Timeshare Loan Numbers 50 and 63), the Seller, on behalf of the Depositor, instructed us to use the Hilton Note as the Source Document (and in accordance with any other applicable note(s)).

For the purpose of comparing the maturity date Hilton Sample Characteristic for Sample Timeshare Loan Numbers 50 and 63, the Seller, on behalf of the Depositor, instructed us to use the Hilton System Screen Shots as the Source Document (and in accordance with any other applicable note(s)).

ix.

For the purpose of comparing the principal & interest payment Hilton Sample Characteristic for each Hilton Sample Timeshare Loan, the Seller, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

x.

For the purpose of comparing the normal payment amount Hilton Sample Characteristic for each Hilton Sample Timeshare Loan, the Seller, on behalf of the Depositor, instructed us to recalculate the normal payment amount as the sum of the:

a.	Principal & interest payment and

b.	Monthly administration fee, monthly administrative fee or monthly service fee, as applicable,

all as shown on the Hilton Note (and in accordance with any other applicable note(s)).

xi.

The Seller, on behalf of the Depositor, instructed us not to compare the original credit score (high) Hilton Sample Characteristic for any Hilton Sample Timeshare Loan with an original credit score (high) value of <blank>, as shown on the Preliminary Hilton Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Seller, on behalf of the Depositor, described in the notes above.

Exhibit 2 to Attachment A

Diamond Sample Characteristics and Source Documents

Diamond	Preliminary
Sample Characteristic	Diamond Data File Field Name	Source Document (s)	Note(s)
Loan ID	Contract Number	Diamond Note	i.

Borrower state	State	Diamond Note or Diamond System Screen Shots	ii., iii.

Collection	Collection Group	Diamond Note	ii., iv.

Sales price	PurchasePrice	Diamond Note and recalculation, as applicable	ii., v.

Equity transferred	Equity	Diamond Note	ii.

Wrap payment	WrapPayDown	Diamond System Screen Shots and recalculation, as applicable	vi.

Original term	Original Term	Diamond Note	ii.

Date of sale	Contract Date	Diamond Note	ii.

Cash down payment	DownPayment	Diamond Note and recalculation, as applicable	ii., v., vii.

Original balance	Original Loan Amount	Diamond Note	ii.

Interest rate	Interest Rate	Diamond Note or Diamond System Screen Shots	ii., viii.

Maturity date	Original Maturity Date	Diamond Note and recalculation, as applicable	ii., ix.

Principal & interest payment	Payment Amount	Diamond Note or Diamond System Screen Shots	ii., viii.

Next payment date	Next Payment Due Date	Diamond System Screen Shots

Current balance	Current Balance	Diamond System Screen Shots

Original credit score (high)	Higher_FICO	Diamond Credit Report	x.

Exhibit 2 to Attachment A

Notes:

i.	For identification purposes only.

ii.

For the purpose of comparing the indicated Diamond Sample Characteristics for each Diamond Sample Timeshare Loan for which the Seller, on behalf of the Depositor, provided us with more than one Diamond Note, the Seller, on behalf of the Depositor, instructed us to note agreement if the value on the Preliminary Diamond Data File agreed with the corresponding information on at least one of the Diamond Notes. We performed no procedures to reconcile any differences that may exist between the Diamond Notes for the indicated Diamond Sample Characteristics.

iii.

For the purpose of comparing the borrower state Diamond Sample Characteristic for each Diamond Sample Timeshare Loan (except for Sample Timeshare Loan Number 116), the Seller, on behalf of the Depositor, instructed us to use the Diamond Note as the Source Document (and in accordance with any other applicable note(s)).

For the purpose of comparing the borrower state Diamond Sample Characteristic for Sample Timeshare Loan Number 116, the Seller, on behalf of the Depositor, instructed us to use the Diamond System Screen Shots as the Source Document (and in accordance with any other applicable note(s)).

Exhibit 2 to Attachment A

Notes: (continued)

iv.

For the purpose of comparing the collection Diamond Sample Characteristic for each Diamond Sample Timeshare Loan, the Seller, on behalf of the Depositor, instructed us to note agreement if the collection value, as shown on the Preliminary Diamond Data File, agreed with the collection membership type, as shown on the Diamond Note, in accordance with the decode table shown below, as applicable (and in accordance with any other applicable note(s)):

Preliminary Diamond Data File Value	Diamond Note Value
Diamond Resorts U.S. Collection	U.S. Collection
Diamond Resorts U.S. Collection	U.S. Collection 7.5K Getaway - Odd
Diamond Resorts U.S. Collection	U.S. Collection Getaway - Even
Diamond Resorts U.S. Collection	U.S. Collection 7.5K Getaway - Even
Diamond Resorts U.S. Collection	U.S. Collection Getaway - Even
Diamond Resorts U.S. Collection	U.S. Collection Leisure Membership - Leisure Odd
Diamond Resorts U.S. Collection	U.S. Collection Getaway - Odd
Diamond Resorts U.S. Collection	U.S. Collection 7.5K Getaway - Odd
Diamond Resorts U.S. Collection	U.S. Collection Introduction Points
Diamond Resorts U.S. Collection	Diamond Resorts U. S. Collection 7.5K Getaway - Odd
Diamond Resorts U.S. Collection	US Collection Term Biennial Even
Diamond Resorts U.S. Collection	US Collection Term Biennial Odd
Diamond Resorts U.S. Collection	US Collection Pure Biennial 5500 Even
Diamond Resorts U.S. Collection	US Collection Pure Biennial 5500 Odd
Diamond Resorts U.S. Collection	US Collection Pure Biennial 8000 Even
Diamond Resorts Hawaii Collection	Hawaii Collection Leisure Membership - Leisure Odd
Diamond Resorts Hawaii Collection	Hawaii Collection
Diamond Resorts Hawaii Collection	HI Collection Term Biennial Odd
Diamond Resorts Hawaii Collection	HI Collection Term Biennial Even

v.	For the purpose of comparing the indicated Diamond Sample Characteristics for each Diamond Sample Timeshare Loan, the Seller, on behalf of the Depositor, instructed us to:

a.	Use the Diamond Loan ID and Borrower Information Mapping Schedules to identify any Prior Diamond Loans, as applicable, and

b.

Sum the indicated Diamond Sample Characteristic amounts for each Diamond Sample Timeshare Loan and Prior Diamond Loan, as applicable, all as shown in the Diamond Note (and in accordance with any other applicable note(s)).

Exhibit 2 to Attachment A

Notes: (continued)

vi.

The Seller, on behalf of the Depositor, instructed us not to compare the wrap payment Diamond Sample Characteristic for any Diamond Sample Timeshare Loan with a value of zero, as shown on the Preliminary Diamond Data File.

For the purpose of comparing the wrap payment Diamond Sample Characteristic for each Diamond Sample Timeshare Loan with a value greater than zero, as shown on the Preliminary Diamond Data File, the Seller, on behalf of the Depositor, instructed us to:

a.	Use the Diamond Loan ID and Borrower Information Mapping Schedules to identify any Prior Diamond Loans, as applicable,

b.

Subtract the upgrade/wrap write off principal amount from the total principal amount, both as shown in the Diamond System Screen Shots, for each Prior Diamond Loan only, subject to the additional instruction(s) provided by the Seller, on behalf of the Depositor, described in the succeeding paragraph(s) of this note, and

c.	Sum the resulting amounts from b. for each Prior Diamond Loan relating to the same Diamond Sample Timeshare Loan, as applicable.

The Seller, on behalf of the Depositor, instructed us to use the total principal amount, as shown in the Diamond System Screen Shots, if there was no upgrade/wrap write off principal amount shown in the Diamond System Screen Shots for any Prior Diamond Loan.

vii.

For the purpose of comparing the cash down payment Diamond Sample Characteristic for each Diamond Sample Timeshare Loan, the Seller, on behalf of the Depositor, instructed us to recalculate the cash down payment as the sum of the:

a.	Down payment or total down payment, as applicable, and

b.	Credits received today or credits (if any), as applicable,

all as shown on the Diamond Note (and in accordance with any other applicable note(s)).

viii.

For the purpose of comparing the indicated Diamond Sample Characteristics for each Diamond Sample Timeshare Loan, the Seller, on behalf of the Depositor, instructed us to note agreement if the value on the Preliminary Diamond Data File agreed with the corresponding information on at least one of the indicated Source Documents (and in accordance with any other applicable note(s)). We performed no procedures to reconcile any differences that may exist between the various Source Documents for the indicated Diamond Sample Characteristics.

Exhibit 2 to Attachment A

Notes: (continued)

ix.

For the purpose of comparing the maturity date Diamond Sample Characteristic for each Diamond Sample Timeshare Loan, the Seller, on behalf of the Depositor, instructed us to use the Diamond Note as the Source Document (and in accordance with any other applicable note(s)). If the maturity date was not specifically stated in the Diamond Note, the Seller, on behalf of the Depositor, instructed us to recalculate the maturity date by:

a.	Subtracting one month from the original term, as shown in the Diamond Note (and in accordance with any other applicable note(s)), and

b.	Adding the number of months represented by the result of a. to the first payment date, as shown in the Preliminary Diamond Data File.

x.

The Seller, on behalf of the Depositor, instructed us not to compare the original credit score (high) Diamond Sample Characteristic for any Diamond Sample Timeshare Loan with an original credit score (high) value of “NULL,” as shown on the Preliminary Diamond Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Seller, on behalf of the Depositor, described in the notes above.